Interest on Loans by Facility (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Wholesale loans USD ($)	Mar. 31, 2013 Wholesale loans INR	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2013 Retail Loans USD ($)	Mar. 31, 2013 Retail Loans INR	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	$ 4,984.1	271,730.5	210,315.7	153,719.7	$ 1,507.0	82,159.2	69,779.9	56,634.7	$ 3,477.1	189,571.3	140,535.8	97,085.0